Cost of sales (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Cost of Sales [Abstract]
Cash operating costs	$ 519	$ 415	$ 1,881
Royalties	40	37	181
Other cash costs	3	3	12
Total cash costs	562	455	2,074
Retrenchment costs	0	1	2
Rehabilitation and other non-cash costs	(7)	29	32
Amortisation of tangible assets	85	123	521
Amortisation of right of use assets	14	11	47
Amortisation of intangible assets	1	1	2
Inventory change	22	16	21
Cost of sales	$ 677	$ 636	$ 2,699